Exhibit 99.1

World Omni Auto Receivables Trust 2020-A

Monthly Servicer Certificate

October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	664,536,564.88	28,174
Yield Supplement Overcollateralization Amount 09/30/20	26,575,455.45	0
Receivables Balance 09/30/20	691,112,020.33	28,174
Principal Payments	24,013,359.30	509
Defaulted Receivables	1,095,637.35	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/20	25,269,515.48	0
Pool Balance at 10/31/20	640,733,508.20	27,622

Pool Statistics	$ Amount	# of Accounts
Pool Factor	76.16%
Prepayment ABS Speed	1.61%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	4,603,058.85	175
Past Due 61-90 days	1,586,399.79	61
Past Due 91-120 days	264,411.36	16
Past Due 121+ days	0.00	0
Total	6,453,870.00	252

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.97%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	654,518.63
Aggregate Net Losses/(Gains) - October 2020	441,118.72
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.77%
Prior Net Losses Ratio	0.39%
Second Prior Net Losses Ratio	0.17%
Third Prior Net Losses Ratio	0.52%
Four Month Average	0.46%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	7,368,435.34
Actual Overcollateralization	7,368,435.34
Weighted Average APR	4.27%
Weighted Average APR, Yield Adjusted	6.15%
Weighted Average Remaining Term	55.34

Flow of Funds	$ Amount
Collections	29,723,756.67
Investment Earnings on Cash Accounts	237.05
Servicing Fee(1)	(575,926.68)
Transfer to Collection Account	-
Available Funds	29,148,067.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	507,746.84
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,600,886.18
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,368,435.34
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,458,701.35
(12) Collection Account Redeposits	2,605,000.00

Total Distributions of Available Funds	29,148,067.04

Servicing Fee	575,926.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 10/15/20	656,894,394.38
Principal Paid	23,529,321.52
Note Balance @ 11/16/20	633,365,072.86

Class A-1
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2a
Note Balance @ 10/15/20	158,543,723.91
Principal Paid	13,923,948.59
Note Balance @ 11/16/20	144,619,775.32
Note Factor @ 11/16/20	79.8122380%

Class A-2b
Note Balance @ 10/15/20	109,370,670.47
Principal Paid	9,605,372.93
Note Balance @ 11/16/20	99,765,297.54
Note Factor @ 11/16/20	79.8122380%

Class A-3
Note Balance @ 10/15/20	274,400,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	274,400,000.00
Note Factor @ 11/16/20	100.0000000%

Class A-4
Note Balance @ 10/15/20	76,910,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	76,910,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	25,110,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	25,110,000.00
Note Factor @ 11/16/20	100.0000000%

Class C
Note Balance @ 10/15/20	12,560,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	12,560,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	555,044.17
Total Principal Paid	23,529,321.52
Total Paid	24,084,365.69

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	134,762.17
Principal Paid	13,923,948.59
Total Paid to A-2a Holders	14,058,710.76

Class A-2b
One-Month Libor	0.14838%
Coupon	0.43838%
Interest Paid	42,618.59
Principal Paid	9,605,372.93
Total Paid to A-2b Holders	9,647,991.52

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6648987
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.1862545
Total Distribution Amount	28.8511532

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.7437206
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	76.8429834
Total A-2a Distribution Amount	77.5867040

A-2b Interest Distribution Amount	0.3409487
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	76.8429834
Total A-2b Distribution Amount	77.1839321

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	153.04
Noteholders' Third Priority Principal Distributable Amount	533.80
Noteholders' Principal Distributable Amount	313.16

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/20	2,092,197.46
Investment Earnings	88.61
Investment Earnings Paid	(88.61)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,014,666.87	$4,602,505.59	$4,766,427.92
Number of Extensions	168	150	160
Ratio of extensions to Beginning of Period Receivables Balance	0.73%	0.64%	0.64%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

     Such amounts have priority prior to the application of Available Funds.